Nov. 13, 2023
Anfield U.S. Equity Sector Rotation ETF
Anfield U.S. Equity Sector Rotation ETF
Principal Investment Strategies

The Fund is an actively managed exchange traded fund (“ETF”) that normally invests at least 80% of its net assets, including any borrowings for investment purposes, in a diversified portfolio of ETFs (“Underlying Funds”) that each invest at least 80% of their assets in U.S. equity securities, as well as directly in individual U.S. equity securities.  The Fund is not managed relative to an index and has broad flexibility to allocate its assets across different types of securities and sectors of the U.S. equity markets.  The Fund defines equity securities to include ETFs that invest primarily in equity securities, such as common and preferred stocks.  The Fund will invest primarily in large capitalization issuers, although its assets may be invested in securities of any market capitalization.  Based on the Sub-Adviser’s tactical investment style, the Fund will invest in Underlying Funds and individual U.S. equity securities based on the Sub-Adviser’s macroeconomic and asset cycle investing methodology that determines the rank order of equity sectors, and then makes periodic shifts to i) capitalize on market opportunities, or ii) avoid market declines.  The core of the Fund’s portfolio will be comprised of a combination of individual U.S. equity securities and Underlying Funds in the 11 main industry sectors that make up the S&P 500 Index, although additional positions may be included in the Fund’s securities.  Over- and under-weights of industry sectors are determined by the overall market and sector outlook.  The Fund is generally rebalanced and adjusted on a quarterly basis, or when changing conditions warrant an adjustment.

Anfield U.S. Equity Sector Rotation ETF

(the “Fund”)

AESR

a series of Two Roads Shared Trust

Supplement dated November 17, 2023
to the Summary Prospectus, Prospectus and Statement of Additional Information (the “SAI”)
of the Fund each dated March 1, 2023

______________________________________

This Supplement provides new and additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI. This Supplement supersedes any information to the contrary in the Prospectus and SAI.

The Board of Trustees of the Two Roads Shared Trust has approved a change to the Fund’s non-fundamental policy to invest at least 80% of its net assets in particular investments (“80% Policy”). The change in the Fund’s 80% Policy will be effective on January 16, 2024 (the “Effective Date”).

Under the existing 80% Policy, the Fund normally invests at least 80% of its net assets, including any borrowings for investment purposes, in a diversified portfolio of ETFs (“Underlying Funds”) that each invest at least 80% of their assets in U.S. equity securities (the “Existing 80% Policy”). On the Effective Date, the Existing 80% Policy will be replaced with the following new 80% policy (“New 80% Policy”): The Fund normally invests at least 80% of its net assets, including any borrowings for investment purposes, in a diversified portfolio of ETFs (“Underlying Funds”) that each invest at least 80% of their assets in U.S. equity securities, as well as directly in individual U.S. equity securities.

Accordingly, on the Effective Date, the first paragraph of the section entitled “Principal Investment Strategies” beginning on each of pages 1 and 9 of the Prospectus is hereby deleted in its entirety and replaced with the following:

The Fund is an actively managed exchange traded fund (“ETF”) that normally invests at least 80% of its net assets, including any borrowings for investment purposes, in a diversified portfolio of ETFs (“Underlying Funds”) that each invest at least 80% of their assets in U.S. equity securities, as well as directly in individual U.S. equity securities.  The Fund is not managed relative to an index and has broad flexibility to allocate its assets across different types of securities and sectors of the U.S. equity markets.  The Fund defines equity securities to include ETFs that invest primarily in equity securities, such as common and preferred stocks.  The Fund will invest primarily in large capitalization issuers, although its assets may be invested in securities of any market capitalization.  Based on the Sub-Adviser’s tactical investment style, the Fund will invest in Underlying Funds and individual U.S. equity securities based on the Sub-Adviser’s macroeconomic and asset cycle investing methodology that determines the rank order of equity sectors, and then makes periodic shifts to i) capitalize on market opportunities, or ii) avoid market declines.  The core of the Fund’s portfolio will be comprised of a combination of individual U.S. equity securities and Underlying Funds in the 11 main industry sectors that make up the S&P 500 Index, although additional positions may be included in the Fund’s securities.  Over- and under-weights of industry sectors are determined by the overall market and sector outlook.  The Fund is generally rebalanced and adjusted on a quarterly basis, or when changing conditions warrant an adjustment.

On the Effective Date, the section entitled “Changes of Investment Policies” beginning on pages 16 of the SAI is hereby deleted in its entirety and replaced with the following:

In accordance with Rule 35d-1 under the 1940 Act, the Fund adopted a non-fundamental investment policy that it will, under normal market conditions, invest at least 80% of its net assets, including any borrowings for investment purposes, in a diversified portfolio of ETFs that each invest at least 80% of their assets in U.S. equity securities, as well as directly in individual U.S. equity securities. This requirement is applied at the time of investment. The 80% investment policy of the Fund may be changed at any time by the Board of Trustees. Shareholders will be given written notice at least 60 days prior to any change by the Fund of its 80% investment policy.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

________________________________________

This Supplement and the existing Prospectus and SAI provide relevant information for all shareholders and should be retained for future reference. The Fund’s Prospectus and SAI have each been filed with the Securities and Exchange Commission and are incorporated by reference. Copies of these documents may be obtained without charge by visiting www.RegentsParkFunds.com or by calling 1-866-866-4848.